Financial investments - Combined financial information for the VC funds (Details)	9 Months Ended			12 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)
Assets:
Cash and cash equivalents				¥ 984,611,409		¥ 1,195,351,730	¥ 602,270,607	$ 134,891,210
Total assets				11,819,289,603		11,650,024,640		1,619,236,036
Liabilities:
Total liabilities				4,866,134,961		5,802,900,353		$ 666,657,756
Net Income (Loss)				¥ 1,539,905,765	$ 210,966,225	¥ 1,186,793,974	¥ 811,996,439
VC funds
Assets:
Cash and cash equivalents	¥ 26,095,749		¥ 207,486,569						$ 3,575,103
Investments	3,107,977,290		1,956,499,315						425,791,143
Other current or non-current assets	11,686,260		4,315,717						1,601,011
Total assets	3,145,759,299		2,168,301,601						430,967,257
Liabilities:
Payable and accruals	12,085,677		2,001,575						1,655,731
Total liabilities	12,085,677		2,001,575						$ 1,655,731
Net investment loss	(22,646,794)	$ (3,102,598)	(24,856,047)
Net realized gain on investments	126,355,211	17,310,593	14,582,478
Net unrealized (loss) gain on investments	203,174,322	27,834,768	(50,420,352)
Net Income (Loss)	¥ 316,374,217	$ 43,343,090	¥ (40,043,826)